Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.8%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,881,996
4.00%, 10/1/38	A+/F	4,270,000	4,913,934
4.00%, 10/1/36	A+/F	2,455,000	2,838,336
4.00%, 10/1/34	A+/F	2,110,000	2,447,939

			12,082,205
California (98.9%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.)
6.125%, 7/1/41	A-/F	2,045,000	2,052,374
Ser. A, 5.00%, 7/1/42	A-/F	700,000	721,085
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	516,232
5.00%, 9/2/33	AA	740,000	922,244
5.00%, 9/2/32	AA	350,000	437,160
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,067,011
5.00%, 4/1/32	AA-	3,000,000	3,198,603
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	541,346
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa2	2,000,000	2,372,505
4.00%, 8/1/46	Aa2	1,750,000	1,957,961
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,639,027
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	3,196,102
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	4,138,443
Bay Area Toll Auth. Rev. Bonds, 0.48%, 4/1/56	AA	3,500,000	3,505,830
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.01%, 4/1/53	VMIG 1	25,710,000	25,710,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	5,265,242
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	1,255,681
(Creekwood Apt.), Ser. A, 4.00%, 2/1/56	BB-/P	1,500,000	1,632,349
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,827,524
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	3,000,000	3,319,230
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,265,000	4,499,075
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,885,195	5,762,948
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	4,110,403	4,816,481
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,633,430
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	352,190
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	4,104,425
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	294,344
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A3	1,000,000	1,214,927
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A3	1,800,000	2,188,567
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	538,975
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	177,750
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	943,191
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	312,157
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.01%, 8/1/52	VMIG 1	500,000	500,000
CA School Fac. Fin. Auth. Rev. Bonds, (Kipp SoCal Pub. Schools), Ser. A
5.00%, 7/1/54	BBB	3,150,000	3,843,309
5.00%, 7/1/39	BBB	1,000,000	1,240,932
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	7,120,000	8,034,369
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,758,595
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	6,205,667
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,673,817
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,985,116
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,201,038
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,414,883
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,081,158
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,634,022
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	1,232,428
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	1,312,918
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	934,798
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,165,753
CA State G.O. Bonds
4.00%, 11/1/50	Aa2	9,000,000	10,113,790
3.00%, 12/1/46	Aa2	1,750,000	1,895,105
3.00%, 12/1/43	Aa2	500,000	546,297
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	4,956,592
(Summit Pub. Schools), 5.00%, 6/1/53	Baa3	2,350,000	2,700,705
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,562,472
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,436,746
(Summit Pub. Schools), 5.00%, 6/1/47	Baa3	1,000,000	1,152,747
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	258,643
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,211,890
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	1,249,870
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	698,837
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	545,238
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB	500,000	581,431
5.00%, 5/1/37	BB	1,000,000	1,160,137
5.00%, 5/1/34	BB	800,000	933,038
5.00%, 5/1/33	BB	600,000	701,016
5.00%, 5/1/31	BB	825,000	967,879
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	3,870,000	4,280,100
CA State Edl. Fac. Auth. Rev. Bonds
(Pepperdine U.), 5.00%, 10/1/49	Aa3	2,000,000	2,354,618
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	497,562
(Pepperdine U.), 5.00%, 9/1/45	Aa3	1,000,000	1,167,870
(Pepperdine U.), 5.00%, 10/1/41	Aa3	1,500,000	1,772,057
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	696,586
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa1	425,000	495,937
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	587,766
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa1	1,000,000	1,123,175
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,580,163
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	322,212
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	491,356
5.00%, 8/1/50	Baa3	500,000	621,168
5.00%, 8/1/40	Baa3	400,000	505,634
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A1	5,000,000	5,989,581
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46 (Prerefunded 11/15/25)	A1	11,685,000	13,999,616
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	7,386,089
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,721,820
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,230,850
(City of Hope Oblig. Group), 4.00%, 11/15/45	A1	11,000,000	12,894,223
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,426,021
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,142,196
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,799,971
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	743,494
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	585,547
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	1,081,512
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	1,031,960
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	988,614
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	610,000	763,624
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/26	A	230,000	280,841
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/25	A	540,000	641,188
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/24	A	525,000	603,964
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/23	A	250,000	277,341
Ser. B, 4.00%, 11/1/55	A	915,000	1,073,675
Ser. B, 4.00%, 11/1/50	A	860,000	1,011,497
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	8,249,951
Ser. B, 4.00%, 11/1/45	A	850,000	1,001,435
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,623,965
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	608,703
Ser. B, 4.00%, 11/1/37	A	1,720,000	2,065,358
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	622,533
Ser. B, 4.00%, 11/1/36	A	800,000	963,359
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	1,038,525
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	2,021,058
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,050,000	3,520,081
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB-/P	500,000	550,280
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	720,481
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,104,886
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	826,334
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,264,694
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,664,482
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,972,652
(LINXS PPM), 5.00%, 12/31/43	BBB-/F	10,600,000	12,913,196
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	4,448,042
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	5,000,000	6,044,820
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,425,971
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,960,620
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,501,016
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB-/F	1,000,000	1,233,489
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB-/F	1,200,000	1,482,585
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,639,116
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB-/F	1,000,000	1,237,607
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,737,888
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,647,683
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,385,769
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	5,626,546
(U. of the Pacific), 4.00%, 11/1/42(WIS)	A2	1,600,000	1,846,080
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	711,249
(U. of the Pacific), 4.00%, 11/1/39	A2	585,000	694,665
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/39	AA	2,050,000	2,481,379
(U. of the Pacific), 4.00%, 11/1/38	A2	900,000	1,071,346
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	4,312,206
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	479,170
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	3,213,069
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/37	AA	1,200,000	1,459,851
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	1,037,263
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,583,675
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/34	AA	1,315,000	1,612,333
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/33	AA	1,200,000	1,477,284
(United Airlines, Inc.), 4.00%, 7/15/29	B+	5,000,000	5,844,754
(Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,000,000	2,136,222
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,657,371
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,693,407
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	1,208,092
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	1,194,572
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	735,020
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	743,244
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,655,005
5.00%, 6/1/38	Ba1	1,680,000	1,973,081
5.00%, 6/1/28	Ba1	420,000	483,896
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,647,168
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	4,500,000	4,514,741
4.75%, 11/1/46	A	5,300,000	6,062,791
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	15,069,775
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,650,525
2.50%, 7/1/31	A-	1,125,000	1,192,736
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	5,262,136
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/32(WIS)	Aa3	5,500,000	7,192,264
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,360,065
5.00%, 1/1/43	BBB+	7,195,000	8,532,899
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	970,000	1,163,267
Ser. B-1, 5.00%, 6/1/49	BBB-	1,000,000	1,245,654
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	500,000	625,489
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,327,298
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/31	A-	475,000	642,539
(Gold Country Settlement Funding Corp.), Ser. A, 4.00%, 6/1/49	BBB+	1,000,000	1,179,282
(Gold Country Settlement Funding Corp.), Ser. B-1, 4.00%, 6/1/49	BBB-	325,000	371,589
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/49	BBB+	1,000,000	1,184,542
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	BBB+	100,000	121,212
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	BBB+	100,000	121,651
Ser. A, 4.00%, 6/1/40	A-	400,000	485,260
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	244,130
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	392,682
Ser. A, 4.00%, 6/1/39	A-	300,000	364,846
Ser. A, 4.00%, 6/1/38	A-	275,000	335,400
(Gold Country Settlement Funding Corp.), Ser. A, 4.00%, 6/1/38	A-	1,100,000	1,335,938
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	307,112
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	974,658
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	123,243
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	278,370
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	750,316
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	124,320
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	432,706
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	249,423
(Sonoma Cnty. Securitization Corp.), 1.375%, 6/1/30	BBB+	35,000	35,325
(Gold Country Settlement Funding Corp.), Ser. B-1, 1.10%, 6/1/30	BBB+	5,000	5,027
Ser. B-2, zero %, 6/1/55	BB/P	10,390,000	2,093,445
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,838,784
CA State, Pub. Wks. Board Rev. Bonds
Ser. A, 5.00%, 2/1/32(WIS)	Aa3	2,500,000	3,393,209
Ser. A, 5.00%, 2/1/31(WIS)	Aa3	2,000,000	2,664,757
Ser. A, 5.00%, 2/1/30(WIS)	Aa3	1,000,000	1,307,425
(Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	545,283
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,079,316
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,400,988
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,292,741
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,854,806
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	5,195,000	6,026,236
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	A-/F	1,190,000	1,260,187
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,245,815
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,871,553
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	617,718
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	366,361
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22 (Escrowed to maturity)	BB/P	1,155,000	1,195,157
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,267,168
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,735,055
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB+	2,500,000	2,600,510
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,139,092
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	1,008,021
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	923,384
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	716,924
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,609,291
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,329,186
4.00%, 9/1/41	BB+/P	500,000	576,071
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,726,734
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,823,571
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	579,981
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	463,450
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	873,087
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	803,866
CA Statewide Communities Dev. Auth. Rev. Bonds, (Emanate Hlth. Oblig. Group), Ser. A, 4.00%, 4/1/45	A	2,000,000	2,341,105
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	A3	445,000	447,008
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B, 4.00%, 8/1/37	AAA	2,410,000	2,744,525
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	2,090,626
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,701,276
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	662,464
zero %, 8/1/39	AA	1,075,000	579,631
zero %, 8/1/38	AA	1,000,000	564,321
zero %, 8/1/36	AA	545,000	336,000
zero %, 8/1/34	AA	715,000	481,875
zero %, 8/1/33	AA	250,000	176,139
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,438,628
4.00%, 9/1/45	BB/P	500,000	571,795
3.00%, 9/1/25	BB/P	345,000	370,516
3.00%, 9/1/24	BB/P	335,000	355,086
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	817,408
5.50%, 9/1/29	AA-	2,165,000	2,394,380
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	3,794,146
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35 (Prerefunded 9/1/23)	AA-	585,000	645,733
Ser. A, 5.00%, 9/1/32 (Prerefunded 9/1/23)	AA-	1,125,000	1,241,795
(Sr. Lien), Ser. A, 5.00%, 9/1/28 (Prerefunded 9/1/23)	AA-	275,000	303,550
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	12,970,000	15,019,073
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	7,850,000	8,012,179
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Renaissance at City Ctr.), 5.00%, 7/1/51	BB-/P	3,675,000	4,326,642
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,250,000	1,366,921
(Anaheim), 4.00%, 8/1/56	BB/P	2,500,000	2,778,080
(Union South Bay), Ser. A-2, 4.00%, 7/1/56	BB-/P	3,000,000	3,264,499
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	2,806,267
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,375,000	2,466,804
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	1,000,000	1,135,611
4.00%, 9/1/40	BB-/P	400,000	458,409
4.00%, 9/1/36	BB-/P	175,000	201,769
4.00%, 9/1/33	BB-/P	425,000	492,106
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,242,183
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	562,604
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,919,247
5.00%, 9/1/44	BB/P	1,000,000	1,205,933
5.00%, 9/1/39	BB/P	500,000	608,777
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,788,319
4.00%, 8/1/33	Aa2	3,015,000	3,480,770
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	1,008,021
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,447,824
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	1,165,189
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	1,012,683
4.00%, 9/1/45	BB+/P	750,000	846,764
4.00%, 9/1/40	BB+/P	625,000	707,870
4.00%, 9/1/36	BB+/P	550,000	628,715
4.00%, 9/1/32	BB+/P	240,000	276,253
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A-	8,000,000	9,168,782
Franklin-McKinley, School Dist. G.O. Bonds
(Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,334,352
(Franklin-Mckinley School Dist.), Ser. A, 4.00%, 8/1/49	Aa3	2,300,000	2,647,423
Gilroy Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/44	Aa3	1,500,000	1,741,499
4.00%, 8/1/40	Aa3	350,000	409,101
4.00%, 8/1/39	Aa3	350,000	409,915
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	11,000,000	11,372,528
Ser. A, 5.00%, 6/1/45	Aa3	16,575,000	19,464,773
5.00%, 6/1/40	A+	10,760,000	12,643,873
U.S. Govt. Coll., 5.00%, 6/1/40 (Prerefunded 6/1/25)	Aaa	13,180,000	15,509,549
Ser. A, 5.00%, 6/1/35 (Prerefunded 6/1/25)	Aaa	1,065,000	1,257,790
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BB+	2,500,000	3,054,212
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB-	2,500,000	3,097,213
Ser. A, 5.00%, 6/1/33	Aa3	4,355,000	5,142,024
Ser. A, AMBAC, zero %, 6/1/24	Aa3	12,000,000	11,819,953
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,994,121
zero %, 8/1/36	Aa2	4,750,000	2,849,565
zero %, 8/1/35	Aa2	1,000,000	629,698
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	4,093,500
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,920,690	3,584,699
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	302,609
5.00%, 5/1/34	AA	500,000	609,130
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,426,206
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,119,685
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,688,786
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,056,196
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	238,612
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,196,293
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	481,196
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,202,989
BAM, 5.00%, 9/1/38	AA	2,500,000	2,860,153
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/49	AA	2,000,000	2,346,827
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	679,640
5.00%, 9/1/32	A+	2,475,000	2,805,216
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,694,197
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,225,972
5.00%, 9/1/31	BB+/P	1,045,000	1,163,784
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,111,182
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,480,843
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,156,237
zero %, 8/1/33	Aa2	625,000	495,354
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,393,094
Ser. A, 5.00%, 5/15/40	AA	5,000,000	6,011,054
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	566,054
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,143,821
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,510,770
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34 (Prerefunded 8/1/24)	Aaa	2,610,000	2,911,869
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,480,000	1,675,821
5.00%, 9/1/30	A+	1,480,000	1,676,531
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. F, 5.00%, 5/15/44(T)	Aa3	10,000,000	12,193,676
(Los Angeles Intl. Arpt.), Ser. F, 4.00%, 5/15/49(T)	Aa3	8,000,000	9,461,298
Ser. A, 5.00%, 5/15/51	Aa3	3,770,000	4,822,125
Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,301,463
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,494,877
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	4,016,054
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	9,902,423
Ser. A, 6.125%, 11/1/29	BBB+	1,025,000	1,302,735
Ser. B, 6.125%, 11/1/29	BBB+	2,570,000	3,266,034
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,077,465
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,282,283
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,699,318
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,051,085
Napa Valley, Cmnty. College Dist. G.O. Bonds
4.00%, 8/1/34	Aa3	1,500,000	1,700,264
4.00%, 8/1/33	Aa3	2,500,000	2,838,118
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM, 5.00%, 9/1/33	AA	660,000	817,118
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,637,570
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	14,299,514
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,678,538
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,990,807
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,174,442
Ontario, Cmnty. Fac. Special Tax, (Dist. No. 43), 4.00%, 9/1/50	BB/P	1,000,000	1,128,931
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM
4.00%, 5/15/51	AA	4,750,000	5,687,552
4.00%, 5/15/41	AA	750,000	912,838
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,793,389
5.00%, 8/15/32	A+	1,000,000	1,024,907
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,588,981
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	11,287,507
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,304,324
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	487,517
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	Baa2	505,000	520,419
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,375,970
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,409,481
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	AA	1,990,000	2,258,170
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	AA	1,010,000	1,152,318
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	333,337
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	904,194
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	275,658
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	591,361
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	502,580
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	814,414
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	560,845
5.00%, 9/1/39	BB+/P	500,000	561,370
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,978,510
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,282,118
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,656,943
4.00%, 9/1/45	BBB+/F	750,000	846,297
4.00%, 9/1/40	BB+/P	555,000	627,895
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,182,582
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,155,015
5.00%, 9/1/45	BB/P	400,000	463,030
5.00%, 9/1/39	BB/P	465,000	542,739
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	2,018,690
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	500,519
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	1,114,802
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	801,961
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/40	BB-/P	575,000	645,520
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/35	BB-/P	350,000	394,797
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/33	BB-/P	250,000	282,871
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,421,748
5.00%, 9/1/33	BBB-/P	1,000,000	1,143,059
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	732,997
4.00%, 9/1/41	BB/P	1,000,000	1,139,969
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	3,000,000	3,518,332
4.00%, 8/1/44	AA	1,000,000	1,179,842
4.00%, 8/1/41	AA	765,000	905,057
4.00%, 8/1/40	AA	890,000	1,054,772
4.00%, 8/1/39	AA	750,000	891,042
4.00%, 8/1/38	AA	800,000	952,727
4.00%, 8/1/37	AA	450,000	538,385
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	10,000,000	9,882,539
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa2	3,600,000	4,197,686
San Bernardino Cnty., FRB, Ser. C, 0.322%, 8/1/23	AA+	7,500,000	7,457,587
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,772,873
San Diego Assn. of Govt. Capital Grant Receipts Rev. Bonds, (Mid Coast Corridor Transit), Ser. B, 1.80%, 11/15/27	A-	9,465,000	9,951,697
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	1,046,903
San Diego Cnty., Special Tax Bonds
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/50	BB/P	875,000	966,804
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/50	BB/P	1,100,000	1,215,411
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/45	BB/P	550,000	609,745
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/45	BB/P	1,000,000	1,108,628
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A-	1,000,000	1,148,176
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,612,377
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,674,938
San Diego, Pub Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 4.00%, 10/15/50	AA-	4,000,000	4,742,658
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	720,000	802,691
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	690,922
zero %, 7/1/33	Aa2	1,645,000	1,213,869
zero %, 7/1/32	Aa2	1,955,000	1,512,993
San Francisco, City & Cnty. G.O. Bonds, Ser. A, 4.00%, 6/15/36	Aaa	5,155,000	5,679,722
San Francisco, City & Cnty. Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa2	5,000,000	5,763,375
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/39	A1	1,510,000	1,877,697
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/38	A1	1,500,000	1,868,976
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/35	A1	1,475,000	1,850,753
Ser. 20B, 4.00%, 5/1/40	A1	500,000	601,680
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 0.01%, 5/1/58	VMIG 1	16,505,000	16,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,187,411
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,935,369
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	3,086,325
5.00%, 9/1/44	BB/P	1,800,000	2,104,866
5.00%, 9/1/36	BB/P	600,000	709,629
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	8,107,136
San Joaquin, Regl. Rail Comm. COP
5.00%, 5/1/34	A2	550,000	722,855
5.00%, 5/1/33	A2	500,000	659,188
4.00%, 5/1/40	A2	390,000	464,305
4.00%, 5/1/39	A2	370,000	441,657
4.00%, 5/1/38	A2	460,000	550,499
4.00%, 5/1/37	A2	490,000	588,324
4.00%, 5/1/36	A2	350,000	421,127
4.00%, 5/1/35	A2	330,000	398,308
Santa Ana, Gas Tax Rev. Bonds
4.00%, 1/1/40	AA-	1,670,000	1,922,909
4.00%, 1/1/39	AA-	1,710,000	1,986,086
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,225,000	3,251,183
5.10%, 9/1/30	A	470,000	473,716
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,386,226
5.00%, 8/1/31	AA	2,410,000	2,878,911
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,682,699
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,027,579
5.00%, 8/15/30	AA	1,130,000	1,161,394
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	3,299,950
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40 (Prerefunded 10/1/23)	A	1,250,000	1,420,387
6.25%, 10/1/38 (Prerefunded 10/1/23)	A	2,235,000	2,539,651
6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	850,130
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,207,967
5.00%, 2/1/35	A	2,410,000	2,918,277
5.00%, 2/1/34	A	2,295,000	2,783,281
5.00%, 2/1/31	A	1,325,000	1,618,332
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A, 5.00%, 8/1/42	AA	3,000,000	3,386,787
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	620,000	623,008
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,756,570
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-1, 4.00%, 6/1/49	BBB-	1,000,000	1,169,798
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	13,935,000	17,218,147
Ser. A, Class 1, 5.00%, 6/1/38	A-	725,000	932,468
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,445,722
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	11,476,008
Ser. S, 5.00%, 5/15/38(WIS)	Aa3	5,000,000	6,564,360
Ser. S, 5.00%, 5/15/37(WIS)	Aa3	4,000,000	5,264,434
Ser. S, 5.00%, 5/15/34(WIS)	Aa3	4,000,000	5,310,430
Ser. S, 5.00%, 5/15/33(WIS)	Aa3	4,595,000	6,119,978
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,797,967
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/37	BBB+	795,000	979,559
5.00%, 8/1/36	BBB+	1,525,000	1,887,907
5.00%, 8/1/34	BBB+	1,060,000	1,318,088
5.00%, 8/1/33	BBB+	960,000	1,196,852
5.00%, 8/1/32	BBB+	1,000,000	1,250,382
5.00%, 8/1/31	BBB+	770,000	965,338
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,367,166

			1,170,488,428
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	920,000	1,075,699
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,770,101
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,053,294

			3,899,094
Illinois (0.6%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa2	1,770,000	2,014,216
5.00%, 11/1/38	Baa2	4,200,000	4,882,885

			6,897,101

Total municipal bonds and notes (cost $1,109,162,494)			$1,193,366,828

SHORT-TERM INVESTMENTS (2.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	21,063,175	$21,063,175
U.S. Treasury Bills 0.046%, 10/14/21(SEGSF)		$100,000	99,986
U.S. Treasury Bills 0.019%, 7/13/21(SEG)(SEGSF)(SEGCCS)		1,800,000	1,799,975
U.S. Treasury Cash Management Bills 0.018%, 9/28/21(SEG)		500,000	499,951

Total short-term investments (cost $23,463,129)			$23,463,087
TOTAL INVESTMENTS

Total investments (cost $1,132,625,623)			$1,216,829,915

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	101	$16,235,750	$16,235,750	Sep-21	$(392,196)
U.S. Treasury Note 5 yr (Short)	535	66,034,883	66,034,883	Sep-21	199,436

Unrealized appreciation					199,436

Unrealized (depreciation)					(392,196)

Total					$(192,760)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$9,500,000	$40,907	$—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(40,907)
9,500,000	50,407	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(50,407)
4,750,000	10,958	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	10,958
4,750,000	10,959	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	10,959

Upfront premium received		—	Unrealized appreciation			21,917

Upfront premium (paid)		—	Unrealized (depreciation)			(91,314)

	Total	$—			Total	$(69,397)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$54,843,000	$909,297	$(554)	3/29/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(909,851)

Total			$(554)				$(909,851)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1. 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,183,363,790.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$1,031,687	$264,072,510	$244,041,022	$10,613	$21,063,175

	Total Short-term investments	$1,031,687	$264,072,510	$244,041,022	$10,613	$21,063,175
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WIS)	When-issued security (Note 1).
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $836,950.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $100,980.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,339,000.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $72,452,347 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.10% and 0.15%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	15.8%
	Healthcare	12.2
	Transportation	12.2
	Land	11.8
	Local debt	10.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $69,397 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $100,980 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $21,654,974 were held by the TOB trust and served as collateral for $13,538,476 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $11,455 for these investments based on an average interest rate of 0.11%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,193,366,828	$—
Short-term investments	—	23,463,087	—

Totals by level	$—	$1,216,829,915	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	(192,760)	—	—
Total return swap contracts	—	(978,694)	—

Totals by level	$(192,760)	$(978,694)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	400
OTC total return swap contracts (notional)	$33,700,000
Centrally cleared total return swap contracts (notional)	$32,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com